SUBSEQUENT EVENTS (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Private Placement
Subsequent event date	Oct. 02, 2012
Subsequent event description	On September 26, 2012, the Company entered into a Securities Purchase Agreement with multiple investors relating to the issuance and sale of the Company's Common Stock in a private placement. The Purchase Agreement was closed on October 2, 2012.
Common stock issued in private placement	3,953,489
Price per share of common stock issued in private placement	$ 2.15
Aggregate purchase price of common stock sold in private placement	$ 8,500,001
Cash fees paid to private placement agent	552,500
Legal fees paid for investors in private placement	27,000
Net proceeds of private placement	$ 7,920,501
Registration statement clause of private placement	As part of the Purchase Agreement, the Company agreed to file a registration statement covering the resale of the Shares no later than 45 days from the Closing Date. The Company shall use its best efforts to effect the registration (including a declaration of effectiveness of the Registration Statement by the SEC) no later than 90 days from the Closing Date (120 days if reviewed by SEC). If the Registration Statement does not become effective on or before the Effectiveness Date, the Company has agreed, among other things, to pay to the Investors 1.5% of each Investors aggregate purchase price of the Shares for each 30-day period that the Registration Statement is not effective, up to a maximum of 10% of such aggregate purchase price.
New Products
Subsequent event date	Nov. 06, 2012
Subsequent event description	The Company plans the release of the following new products in its BocaGreen generic prescription line: BocaGreenMD Prena1 Plus BocaGreenMD Prena1 BocaGreenMD Prena1 Chew
Employment Agreements
Subsequent event date	Nov. 08, 2012
Subsequent event description	On November 8, 2012, the Companys Compensation Committee recommended that the Board of Directors approve employment agreements with the Company’s executive officers, namely: Chief Executive Officer (Robert G. Finizio), President (John C.K. Milligan, IV) and Chief Financial Officer (Daniel A. Cartwright).
Compensation agreement for Robert Finzio	Compensation for services rendered by Robert G. Finizio as Chief Executive Officer calls for: (i) a time-based ten-year stock option on the employment date to purchase 900,000 shares of the Company's Common Stock with the exercise price equal to the closing price of the Company's Common Stock on November 30, 2012 vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a performance-based ten-year stock option in an amount to be determined, (iii) a base salary of not less than $355,100 per year and (iv) an annual short-term incentive compensation bonus of up to 35% of the base salary.
Compensation agreement for John CK Milligan, IV	Compensation for services rendered by John C.K. Milligan, IV as President calls for: (i) a Time-Based Option on th e employment date to purchase 800,000 shares of the Company's Common Stock with the exercise price equal to the closing price of the Company's Common Stock on November 30, 2012 vesting annually over three years on the anniversary of the employment date, (ii) the right to receive Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $288,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary.
Compensation agreement for Daniel A. Cartwright	Compensation for services rendered by Daniel A. Cartwright as Chief Financial Officer calls for: (i) a Time-Based Option on the employment date to purchase 700,000 shares of the Company's Common Stock with the exercise price equal to the closing price of the Company's Common Stock on November 30, 2012 vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $257,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary.